Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,119,045	0
Average exercise price	$ 130.73